Risks Arising from Financial Instruments and Risk Management	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Risks Arising from Financial Instruments and Risk Management [Abstract]
Risks Arising from Financial Instruments and Risk Management
18.	Risks Arising from Financial Instruments and Risk Management

The Company’s activities expose it to a variety of financial risks: market risk (including foreign exchange and interest rate risks), credit risk and liquidity risk. Risk management is the responsibility of the Company, which identifies, evaluates and, where appropriate, mitigates financial risks.

(a)	Market risk

Foreign exchange risk: is the risk that the fair value of future cash flows for financial instruments will fluctuate because of changes in foreign exchange rates. The Company has not entered into any foreign exchange hedging contracts. The Company is exposed to currency risk from the British Pound (“GBP”), Euro (“EUR”) and Canadian dollar (“CAD”) through the following foreign currency denominated financial assets and liabilities:

As at (expressed in GBP)	June 30, 2025	December 31, 2024
Financial assets
Cash and cash held in trust	£100	£16,558
Trade and other receivables	354	293,055
Loan receivable	-	469,233
	£454	£778,846
Financial liabilities
Trade and other payables	£2,126	£820,809
	£2,126	£820,809
As at (expressed in EUR)	June 30, 2025	December 31, 2024
Financial assets
Cash	€12,504	€12,504
Trade and other receivables	3,076	3,076
	€15,580	€15,580
Financial liabilities
Trade and other payables	€22,777	€838
Loans and borrowings	124,890	124,890
	€147,667	€125,728

As at (expressed in CAD)	June 30, 2025	December 31, 2024
Financial assets
Cash	$3,433,592	$5,473,500
Loans receivable	1,391,457	515,197
	$4,825,049	$5,988,697
Financial liabilities
Trade and other payables	$2,973,090	$2,809,356
Due to related party	434,691	425,962
Lease liabilities	298,812	-
Loans and borrowings	49,683	315,557
	$3,756,276	$3,550,875

Based on the above net exposures as at June 30, 2025, assuming that all other variables remain constant, a 5% appreciation or deterioration of the USD against the GBP would result in a corresponding increase or decrease, respectively on the Company’s net income of approximately $nil (December 31, 2024 - $2,000), EUR - $6,000 (December 31, 2024 - $5,000) and CAD - $39,000 (December 31, 2024 - $85,000).

(b)	Credit risk

Credit risk is the risk of financial loss to the Company if a partner or counterparty to a financial instrument fails to meet its contractual obligation and arises principally from the Company’s cash and accounts receivable. The carrying amounts of the financial assets represents the maximum credit exposure. The Company limits its exposure to credit risk on cash by placing these financial instruments with high-credit quality financial institutions.

At December 31, 2024, the Company was subject to a concentration of credit risk related to its accounts receivable as 74% of the balance of amounts owing is from two customers. The Company did not record any bad debt expense during the years ended December 31, 2024. As at December 31, 2024, the expected credit lifetime credit losses for accounts receivable aged as current were nominal amounts. The Company considers a financial asset in default when internal or external information indicates that the Company is unlikely to receive the outstanding contractual amounts in full. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

At June 30, 2025, the Company was no longer subject to any concentration of credit risk related to accounts receivable due to the Company having no trade receivables during the six months ended June 30, 2025.

(c)	Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they come due. The Company manages its liquidity risk by continuously monitoring forecasted and actual cash flows, as well as anticipated investing and financing activities and to ensure that it will have sufficient liquidity to meet its liabilities and commitments when due and to fund future operations. The Company’s trade and other payables are due within the current operating year.

19.	Risks Arising from Financial Instruments and Risk Management

The Company’s activities expose it to a variety of financial risks: market risk (including foreign exchange and interest rate risks), credit risk and liquidity risk. Risk management is the responsibility of the Company, which identifies, evaluates and, where appropriate, mitigates financial risks.

(a)	Market risk

Foreign exchange risk: is the risk that the fair value of future cash flows for financial instruments will fluctuate because of changes in foreign exchange rates. The Company has not entered into any foreign exchange hedging contracts. The Company is exposed to currency risk from the British Pound (“GBP”), Euro (“EUR”) and Canadian dollar (“CAD”) through the following foreign currency denominated financial assets and liabilities:

As at (expressed in GBP)	December 31, 2024	December 31, 2023
Financial assets
Cash	£16,558	£20,087
Trade and other receivables	293,055	104,753
Loan receivable	469,233	466,000
	£778,846	£590,840
Financial liabilities
Trade and other payables	£820,809	£998,092
Loans and borrowings	-	36,771
	£820,809	£1,034,863

As at (expressed in EUR)	December 31, 2024	December 31, 2023
Financial assets
Cash	€12,504	€46,202
Trade and other receivables	3,076	136,963
	€15,580	€183,165
Financial liabilities
Trade and other payables	€838	€2,171,878
Loans and borrowings	124,890	3,225,389
	€125,728	€5,397,267

As at (expressed in CAD)	December 31, 2024	December 31, 2023
Financial assets
Cash and cash held in trust	$5,473,500	$22,949
Loans receivable	515,197	-
	$5,988,697	$22,949
Financial liabilities
Trade and other payables	$2,809,356	$3,356,916
Due to related party	425,962	2,744,510
Holdback payable	-	511,238
Lease liabilities	-	179,412
Loans and borrowings	315,557	340,469
	$3,550,875	$7,132,545

Based on the above net exposures as at December 31, 2024, assuming that all other variables remain constant, a 5% appreciation or deterioration of the USD against the GBP would result in a corresponding increase or decrease, respectively on the Company’s net income of approximately $2,000 (2023 - $17,000), EUR - $5,000 (2023 - $236,000) and - $85,000 (2023 - $268,000).

(b)	Credit risk

Credit risk is the risk of financial loss to the Company if a partner or counterparty to a financial instrument fails to meet its contractual obligation and arises principally from the Company’s cash and accounts receivable. The carrying amounts of the financial assets represents the maximum credit exposure. The Company limits its exposure to credit risk on cash by placing these financial instruments with high-credit quality financial institutions.

At December 31, 2024, the Company was subject to a concentration of credit risk related to its accounts receivable as 74% (2023 - 81% from four customers) of the balance of amounts owing is from two customers. The Company did not record any bad debt expense during the years ended December 31, 2024 and 2023. As at December 31, 2024 and 2023, the expected credit lifetime credit losses for accounts receivable aged as current were nominal amounts. The Company considers a financial asset in default when internal or external information indicates that the Company is unlikely to receive the outstanding contractual amounts in full. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

(c)	Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they come due. The Company manages its liquidity risk by continuously monitoring forecasted and actual cash flows, as well as anticipated investing and financing activities and to ensure that it will have sufficient liquidity to meet its liabilities and commitments when due and to fund future operations. The Company’s trade and other payables are due within the current operating year.